Note 7. Intangible Assets: Schedule of Intangible Assets (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Cost	$ 4,594,800	$ 1,119,700
Accumulated Amortization	(1,049,472)	(150,435)
Balance	3,545,328	969,265
Customer Relationships
Cost	2,594,300	706,300
Accumulated Amortization	(876,976)	(120,520)
Balance	1,717,324	585,780
Permits, Licenses, and Lease Acquisition Costs
Cost	1,513,500	304,400
Accumulated Amortization	(70,330)	(14,748)
Balance	1,443,170	289,652
Noncompetition Agreements
Cost	145,000	70,000
Accumulated Amortization	(31,583)	(7,583)
Balance	113,417	62,417
Trademarks and Trade Names
Cost	55,000	0
Accumulated Amortization	(18,333)	0
Balance	36,667	0
Technology
Cost	138,000	0
Accumulated Amortization	(30,667)	0
Balance	107,333	0
Non-solicitation Agreements
Cost	28,000	28,000
Accumulated Amortization	(21,583)	(7,584)
Balance	6,417	20,416
Easements
Cost	121,000	11,000
Accumulated Amortization	0	0
Balance	$ 121,000	$ 11,000